Operating Segments (Tables)	6 Months Ended
Sep. 30, 2022
Operating Segments [Abstract]
Schedule of results of operations
	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Revenue	3,938,870	-	158,213	274,050	4,371,133

Operating expenses	(2,727,405)	(848,382)	(429,784)	(624,683)	(4,630,254)

Other income (expenses)	-	(4,456,421)	(1,164)	30,324	(4,427,261)

Profit (loss) before tax	1,211,465	(5,304,803)	(272,735)	(320,309)	(4,686,382)

Taxes	(199,892)	-	-	(5)	(199,897)

Net profit (loss)	1,011,573	(5,304,803)	(272,735)	(320,314)	(4,886,279)

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
	(Restated)	(Restated)	(Restated)	(Restated)
Revenue	-	1,230,919	-	1,230,919

Operating expenses	(2,157,875)	(960,568)	(3,628,249)	(6,746,692)

Other income (expenses)	(1,944,776)	(1,377)	99,961	(1,846,192)

Profit (loss) before tax	(4,102,651)	268,974	(3,528,288)	(7,361,965)

Taxes	-	-	-	-

Net loss	(4,102,651)	268,974	(3,528,288)	(7,361,965)

Schedule of financial position
	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	46,537,706	4,769,277	4,409,136	4,624,320	60,340,439
Non-current assets	-	179,702	278,042	105,491	563,235
Total assets	46,537,706	4,948,979	4,687,178	4,729,811	60,903,674

Current liabilities	(41,474,678)	(474,008)	(257,870)	(2,315,520)	(44,522,076)
Non-current liabilities	-	(87,231)	(42,938)	(19,863)	(150,032)
Total liabilities	(41,474,678)	(561,239)	(300,808)	(2,335,383)	(44,672,108)

Net assets	5,063,028	4,387,740	4,386,370	2,394,428	16,231,566

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	8,438,027	4,644,940	5,409,384	5,133,929	23,626,280
Non-current assets	-	35,874	213,844	462,741	712,459
Total assets	8,438,027	4,680,814	5,623,228	5,596,670	24,338,739

Current liabilities	(6,434,996)	(557,619)	(464,803)	(2,574,109)	(10,031,527)
Non-current liabilities	-	-	(105,540)	-	(105,540)
Total liabilities	(6,434,996)	(557,619)	(570,343)	(2,574,109)	(10,137,067)

Net assets	2,003,031	4,123,195	5,052,885	3,022,561	14,201,672

Schedule of geographical information
	For the six months ended September 30,
	2022	2021
	US$	US$
Hong Kong	3,938,870	-
PRC	432,263	1,230,919
	4,371,133	1,230,919

Schedule of geographical information of Non-current assets
	As of September 30, 2022	As of March 31, 2022
	US$	US$
Hong Kong	181,148	281,947
PRC	382,087	430,512
	563,235	712,459